ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

At October 31, 2013 and April 30, 2013, the Company had the following accounts receivable:

	October 31, 2013	April 30, 2013
Accounts receivable	$908	$513
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$908	$513

At April 30, 2013 and April 30, 2012, the Company had the following accounts receivable:

	April 30, 2013	April 30, 2012
Accounts receivable	$513	$256
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$513	$256